Sales Revenue (Tables)	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments
The

sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with the four
reportable segments for the years ended March 31, 2020, 2021 and 2022 are as follows:
For the year ended March 31, 2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total

Revenue arising from contracts with customers
Japan	¥77,241	¥1,473,552	¥130,775	¥76,114	¥1,757,682
North America	203,822	5,648,818	1,108,827	133,070	7,094,537
Europe	144,392	359,166	—	53,233	556,791
Asia	1,329,352	2,048,588	11	46,433	3,424,384
Other Regions	295,093	425,900	—	16,200	737,193

Total	¥2,049,900	¥9,956,024	¥1,239,613	¥325,050	¥13,570,587

Revenue arising from the other sources*	9,435	3,056	1,347,352	579	1,360,422

Total	¥2,059,335	¥9,959,080	¥2,586,965	¥325,629	¥14,931,009

For the year ended March 31, 2021

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total

Revenue arising from contracts with customers
Japan	¥88,128	¥1,321,329	¥128,265	¥59,249	¥1,596,971
North America	197,155	4,671,998	1,049,739	133,641	6,052,533
Europe	146,948	290,326	—	63,262	500,536
Asia	1,147,539	2,032,469	1	47,465	3,227,474
Other Regions	205,142	238,509	—	17,785	461,436

Total	¥1,784,912	¥8,554,631	¥1,178,005	¥321,402	¥11,838,950

Revenue arising from the other sources*	2,371	12,574	1,316,289	335	1,331,569

Total	¥1,787,283	¥8,567,205	¥2,494,294	¥321,737	¥13,170,519

For the year ended March 31, 2022

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from contracts with customers

Japan	¥105,022	¥1,337,860	¥146,185	¥79,182	¥1,668,249
North America	230,766	4,877,900	1,289,076	152,096	6,549,838
Europe	202,254	319,340	—	79,393	600,987
Asia	1,307,915	2,314,425	37	63,861	3,686,238
Other Regions	337,219	280,702	—	24,305	642,226

Total	¥2,183,176	¥9,130,227	¥1,435,298	¥398,837	¥13,147,538

Revenue arising from the other sources*	2,077	17,271	1,385,369	441	1,405,158

Total	¥2,185,253	¥9,147,498	¥2,820,667	¥399,278	¥14,552,696

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.

Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities
The receivables from contracts with customers and contract liabilities for the years ended March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022

Receivables from contracts with customers:
Trade receivables	¥682,206	¥785,157
Contract liabilities:
Other current liabilities	232,580	261,049
Other noncurrent liabilities	169,684	193,845

Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied)
The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022

Within 1 year	¥113,924	¥127,377
Between 1 and 5 years	197,037	221,282
Later than 5 years	11,436	15,748

Total	¥322,397	¥364,407

Summary of Assets Recognized Costs Obtain a Contract With Customer
The assets recognized from the costs to obtain a contract with a customer as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022
Assets recognized from the costs to obtain a contract with a customer	¥103,887	¥128,864